CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		Required to be considered well capitalized		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2018
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,215,613	11.87%	$652,874	6.375%	N/A	N/A	$716,881	7.00%
First Financial Bank	1,279,492	12.50%	652,590	6.375%	$665,386	6.50%	716,570	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	1,257,366	12.28%	806,491	7.875%	N/A	N/A	870,499	8.50%
First Financial Bank	1,279,596	12.50%	806,141	7.875%	$818,937	8.00%	870,120	8.50%

Total capital to risk-weighted assets
Consolidated	1,444,146	14.10%	1,011,314	9.875%	N/A	N/A	1,075,322	10.50%
First Financial Bank	1,344,388	13.13%	1,010,875	9.875%	1,023,671	10.00%	1,074,855	10.50%

Leverage
Consolidated	1,257,366	9.71%	517,958	4.00%	N/A	N/A	517,958	4.00%
First Financial Bank	1,279,596	9.89%	517,710	4.00%	647,138	5.00%	517,710	4.00%

	Actual		Minimum capital required - Basel III		Required to be considered well capitalized		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2017
Common equity tier 1 capital to risk-weighted assets
Consolidated	$755,735	10.63%	$408,746	5.75%	N/A	N/A	$497,604	7.00%
First Financial Bank	794,251	11.21%	407,220	5.75%	$460,336	6.50%	495,746	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	755,839	10.63%	515,376	7.25%	N/A	N/A	604,233	8.50%
First Financial Bank	794,355	11.22%	513,452	7.25%	566,567	8.00%	601,978	8.50%

Total capital to risk-weighted assets
Consolidated	929,148	13.07%	657,548	9.25%	N/A	N/A	746,406	10.50%
First Financial Bank	856,363	12.09%	655,093	9.25%	708,209	10.00%	743,619	10.50%

Leverage
Consolidated	755,839	8.84%	342,198	4.00%	N/A	N/A	342,198	4.00%
First Financial Bank	794,355	9.29%	342,113	4.00%	427,642	5.00%	342,113	4.00%